Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000832705
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017